Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Components of Accumulated Other Comprehensive Income (Loss)	The following table presents the components of accumulated other comprehensive income (loss) as of December 31, 2018, 2019 and 2020:

	Year Ended December 31, 2018			Year Ended December 31, 2019			Year Ended December 31, 2020
	US$			US$			US$
	Foreign currency items	Defined benefit pension plans	Accumulated other comprehensive income (loss)	Foreign currency items	Defined benefit pension plans	Accumulated other comprehensive income (loss)	Foreign currency items	Defined benefit pension plans	Accumulated other comprehensive income (loss)
Beginning balance	3,321	(678)	2,643	1,173	(678)	495	(92)	(693)	(785)
Current-period change	(2,148)	—	(2,148)	(1,265)	(15)	(1,280)	497	(61)	436

Ending balance	1,173	(678)	495	(92)	(693)	(785)	405	(754)	(349)